Key management personnel (Details ) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Option And Warrant Reserves [Abstract]
Short-term benefits provided to executives	$ 1,109	$ 1,719	$ 982
Directors’ fees paid to non-executive directors	289	203	204
Share-based payments	1,013	1,059	1,206
Key management personnel compensation	$ 2,411	$ 2,981	$ 2,392